Share Based Awards - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Restricted Stock	Mar. 31, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Mar. 31, 2013 Restricted Stock Directors And Employees	Dec. 31, 2012 Restricted Stock Directors And Employees	Mar. 31, 2013 Restricted Stock Employees	Dec. 31, 2012 Restricted Stock Employees	Mar. 31, 2013 Restricted Stock Director	Dec. 31, 2012 Restricted Stock Director	Mar. 31, 2013 Restricted Stock Units (RSUs)	Mar. 12, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised	$ 15,000		$ 1,070,000	$ 699,000	$ 9,836,000
Average remaining contractual life of options outstanding	2 years		2 years
Recognized tax benefits related to stock option exercised	6,000		449,000	238,000	2,680,000
Shares of Restricted Stock Granted	185,821		653,229	424,436	683,921						185,821	653,229
Minimum fair value of restricted stock granted						$ 29.44		$ 21.63											$ 18.34
Minimum forfeiture rate for restricted stock awards						0.00%		0.00%											0.00%
Maximum forfeiture rate for restricted stock awards						5.00%		5.00%											5.00%
Equity award vesting period													3 years	3 years	4 years	4 years
Total fair value of vested shares	11,893,000
Recognized tax benefit	3,618,000
Compensation expense related to restricted stock awards	2,386,000	2,359,000				202,000	175,000										862,000	781,000	4,433,000	3,101,000	3,424,000
Unrecognized compensation expense related to restricted stock awards	20,949,000
Compensation expense recognition period (in years)	2 years							2 years									2 years		2 years
Number of hypothetical shares of common stock issued to employees																	115,107
Percentage of IRR, which is the threshold																	8.50%		8.50%
Percentage of IRR, which is the target																	10.50%		10.50%
Percentage of IRR, which is the maximum																	12.50%		12.50%
Percentage of restricted stock units vest																	100.00%		100.00%
Fourth anniversary of grant date																	Mar. 31, 2017
Market value of common stock on the date of grant																	$ 29.44
Forfeiture rate for restricted stock unit awards																	5.00%
Restricted stock unit awards vested	408,140		489,033	288,204	190,589												279,697		196,051
Restricted stock unit conversion into share of common stock, conversion ratio																	1		1
Dividends paid on vested restricted stock units			95,750,000	95,000,000	78,100,000												889,000		600,000
Total fair value of shares vested during the period								9,702,000	5,658,000	3,272,000							8,234,000		4,400,000
Recognized tax benefits related to shares vested during the period								3,749,000	2,188,000	1,087,000							3,458,000		1,848,000
Unrecognized compensation expense for outstanding restricted stock unit awards																	$ 6,202,000
Number of hypothetical shares of common stock issued at maximum IRR level																	830,081		994,671